Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of premises and equipment
Premises and equipment, gross	$ 14,349	$ 14,036
Accumulated depreciation and amortization	(6,508)	(5,961)
Premises and equipment, net	7,841	8,075
Land and land improvements [Member]
Summary of premises and equipment
Premises and equipment, gross	3,561	3,561
Buildings and improvements [Member]
Summary of premises and equipment
Premises and equipment, gross	7,027	7,004
Furnishings and equipment [Member]
Summary of premises and equipment
Premises and equipment, gross	3,168	2,883
Leasehold improvements [Member]
Summary of premises and equipment
Premises and equipment, gross	$ 593	$ 588